SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Shareholders Equity
Summary of Options and Warrants
Weighted Average:
Risk-free interest rate	1.24%
Expected lives (years)	10.0
Expected price volatility	161.40%
Dividend rate	0.0%
Forfeiture Rate	0.0%

Weighted Average:	2017	2016
Risk-free interest rate	1.24%	1.58%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	293.78%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%